Acquisitions (Tables)	12 Months Ended
Dec. 31, 2023
Acquisitions [Abstract]
Schedule of Estimated Fair Values of the Assets Acquired and Liabilities	The following table summarizes the preliminary estimated fair values of the assets acquired and liabilities assumed:
Current assets (including cash acquired of $2,119)	$3,786
Goodwill	3,153
Customer relationships	4,359
Other long-term assets	2,439

Total assets acquired	$13,737

Current liabilities	$918
Deferred revenues	122
Deferred tax liabilities	828
Other long-term liabilities	202

Total liabilities acquired	$2,070

Net assets acquired	$11,667